Reconciliation of Fair Value Measurements that Use Significant Unobservable Inputs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent payments, Fair value as of beginning of period	$ 518	$ 291
Contingent payments, Separation related adjustment	37
Contingent payments, additions		142
Contingent payments, Payments	(8)	(12)
Contingent payments, net gains (losses) recognized in earnings	(97)	124
Contingent payments,CTA	(17)	(27)
Contingent payments, Fair value as of end of period	$ 433	$ 518